Other reserves - Schedule of Cash Flow Hedging Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Effective portion of changes in fair value taken to other comprehensive income	£ (2,577)	£ 545	£ (6,990)
Deferred tax	(9)	(673)	1,928
Net income statement transfers	2,597	1,838	43
Cash flow hedging reserve
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
At 1 January	(3,766)	(5,476)	(457)
Effective portion of changes in fair value taken to other comprehensive income	(2,577)	545	(6,990)
Change in fair value of hedging derivatives	(1,858)	385	(5,050)
Net income statement transfers	2,597	1,838	43
Net income statement transfers	1,869	1,325	31
At 31 December	(3,755)	(3,766)	(5,476)
Cash flow hedging reserve | Deferred tax
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Deferred tax	719	(160)	1,940
Net income statement transfers	£ 728	£ 513	£ 12